Note 8 - Short-term Borrowings (Details) - Short-term Borrowings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Abstract]
Balance at end of the year	$ 3,802	$ 4,818
Average balance during year	2,343	2,893
Average interest rate during year	0.23%	0.26%
Maximum month-end balance during the year	$ 9,808	$ 8,833